Income Taxes (Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. Federal	$ 0	$ 0	$ 1,300
U.S. State and local	(1,353)	(1,564)	1,354
International	(13,569)	(11,036)	437
Total current tax benefit	(14,922)	(12,600)	3,091
Deferred:
U.S. Federal	(82,098)	90,148	0
U.S. State and local	(6,456)	7,261	33
International	(1,763)	(2,609)	(1,524)
Total deferred tax benefit	(90,317)	94,800	(1,491)
Income tax (expense) benefit	$ (105,239)	$ 82,200	$ 1,600